17. Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	R$ 2,570,643	R$ 2,344,512
Equity	197,357	101,739
Investment/advance for future capital increase	87,781	248,243
Capital decrease	(35,280)
Amortization		2,505
Proposed dividends and JCP	(43,491)	(53,391)
Effects of applying new IFRS	(200,632)
Other	(194,962)	(72,965)
Investments, ending	2,368,234	2,570,643
Associates
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	54,918	58,749
Equity	23,164	9,761
Investment/advance for future capital increase	9	36
Capital decrease	0
Amortization		2,872
Proposed dividends and JCP	(28,737)	(19,349)
Effects of applying new IFRS	0
Other	(427)	2,849
Investments, ending	48,927	54,918
Investment property
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	1,362	1,362
Equity	0	0
Investment/advance for future capital increase	0	0
Capital decrease	(5)
Amortization		0
Proposed dividends and JCP	0	0
Effects of applying new IFRS	0
Other	(15)	0
Investments, ending	1,342	1,362
Other investments
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		1,362
Dominó Holdings | Associates
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	2,457	0
Equity	(16)	4
Investment/advance for future capital increase	0	0
Capital decrease	0
Amortization		0
Proposed dividends and JCP	0	0
Effects of applying new IFRS	0
Other	0	2,453
Investments, ending	2,441	2,457
Sanepar | Associates
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning		0
Dona Francisca Energética | Associates
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	29,821	32,766
Equity	9,988	8,876
Investment/advance for future capital increase	0	0
Capital decrease	0
Amortization		0
Proposed dividends and JCP	(10,666)	(11,821)
Effects of applying new IFRS	0
Other	0	0
Investments, ending	29,143	29,821
Foz do Chopim Energética | Associates
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	13,084	13,967
Equity	13,215	6,645
Investment/advance for future capital increase	0	0
Capital decrease	0
Amortization		0
Proposed dividends and JCP	(18,071)	(7,528)
Effects of applying new IFRS	0
Other	0	0
Investments, ending	8,228	13,084
Other | Associates
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	9,556	12,016
Equity	(23)	(5,764)
Investment/advance for future capital increase	9	36
Capital decrease	0
Amortization		2,872
Proposed dividends and JCP	0	0
Effects of applying new IFRS	0
Other	(427)	396
Investments, ending	9,115	9,556
Joint Ventures
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	2,514,363	2,284,401
Equity	174,193	91,978
Investment/advance for future capital increase	87,630	248,207
Capital decrease	(368)
Amortization		(367)
Proposed dividends and JCP	(14,754)	(34,042)
Effects of applying new IFRS	(200,632)
Other	(194,520)	(75,814)
Investments, ending	2,330,632	2,514,363
Joint Ventures | Dominó Holdings
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	0	81,526
Equity		(568)
Investment/advance for future capital increase		0
Amortization		0
Proposed dividends and JCP		(5,144)
Other		(75,814)
Investments, ending		0
Joint Ventures | Voltalia São Miguel do Gostoso I
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	74,998	75,563
Equity	(3,964)	(565)
Investment/advance for future capital increase	39,534	0
Capital decrease	0
Amortization		0
Proposed dividends and JCP	0	0
Effects of applying new IFRS	0
Other	0	0
Investments, ending	110,568	74,998
Joint Ventures | Voltalia São Miguel do Gostoso - authorization rights
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	10,773	11,140
Equity	0	0
Investment/advance for future capital increase	0	0
Capital decrease	(368)
Amortization		(367)
Proposed dividends and JCP	0	0
Effects of applying new IFRS	0
Other	0	0
Investments, ending	10,405	10,773
Joint Ventures | Paraná Gás
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	3	37
Equity	(3)	(34)
Investment/advance for future capital increase	0	0
Capital decrease	0
Amortization		0
Proposed dividends and JCP	0	0
Effects of applying new IFRS	0
Other	0	0
Investments, ending	0	3
Joint Ventures | Costa Oeste
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	33,646	37,232
Equity	3,041	(2,566)
Investment/advance for future capital increase	0	0
Capital decrease	0
Amortization		0
Proposed dividends and JCP	0	(1,020)
Effects of applying new IFRS	0
Other	(36,687)	0
Investments, ending	0	33,646
Joint Ventures | Marumbi
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	85,341	94,878
Equity	6,971	(9,537)
Investment/advance for future capital increase	0	0
Capital decrease	0
Amortization		0
Proposed dividends and JCP	0	0
Effects of applying new IFRS	0
Other	(92,312)	0
Investments, ending	0	85,341
Joint Ventures | Transmissora Sul Brasileira
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	64,360	69,369
Equity	1,161	(5,009)
Investment/advance for future capital increase	0	0
Capital decrease	0
Amortization		0
Proposed dividends and JCP	0	0
Effects of applying new IFRS	0
Other	(65,521)	0
Investments, ending	0	64,360
Joint Ventures | Caiuá
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	56,037	60,057
Equity	6,420	(4,020)
Investment/advance for future capital increase	0	0
Capital decrease	0
Amortization		0
Proposed dividends and JCP	(1,276)	0
Effects of applying new IFRS	13,321
Other	0	0
Investments, ending	74,502	56,037
Joint Ventures | Integração Maranhense
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	113,401	122,253
Equity	9,169	(8,852)
Investment/advance for future capital increase	0	0
Capital decrease	0
Amortization		0
Proposed dividends and JCP	(2,292)	0
Effects of applying new IFRS	15,295
Other	0	0
Investments, ending	135,573	113,401
Joint Ventures | Matrinchã
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	835,819	792,069
Equity	51,120	57,376
Investment/advance for future capital increase	0	0
Capital decrease	0
Amortization		0
Proposed dividends and JCP	(7,179)	(13,626)
Effects of applying new IFRS	(203,882)
Other	0	0
Investments, ending	675,878	835,819
Joint Ventures | Guaraciaba
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	418,320	398,969
Equity	37,414	25,377
Investment/advance for future capital increase	0	0
Capital decrease	0
Amortization		0
Proposed dividends and JCP	(2,527)	(6,026)
Effects of applying new IFRS	(92,372)
Other	0	0
Investments, ending	360,835	418,320
Joint Ventures | Paranaíba
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	162,273	147,213
Equity	24,576	17,020
Investment/advance for future capital increase	0	2,082
Capital decrease	0
Amortization		0
Proposed dividends and JCP	(2,713)	(4,042)
Effects of applying new IFRS	(21,537)
Other	0	0
Investments, ending	162,599	162,273
Joint Ventures | Mata de Santa Genebra
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	459,374	232,240
Equity	(2,540)	19,477
Investment/advance for future capital increase	48,096	210,920
Capital decrease	0
Amortization		0
Proposed dividends and JCP	3,264	(3,263)
Effects of applying new IFRS	(23,931)
Other	0	0
Investments, ending	484,263	459,374
Joint Ventures | Cantareira
DisclosureOfInvestmentsLineItems [Line Items]
Investments, beginning	200,018	161,855
Equity	40,828	3,879
Investment/advance for future capital increase	(35,280)	35,205
Capital decrease	0
Amortization		0
Proposed dividends and JCP	(2,031)	(921)
Effects of applying new IFRS	112,474
Other	0	0
Investments, ending	R$ 316,009	R$ 200,018